Significant Event	6 Months Ended
Jun. 30, 2026
Future NRG Sdn. Bhd. [Member]
SignificantEventLineItems [Line Items]
Significant Event

14. SIGNIFICANT EVENT

On 16 March 2026, the holding company, Fitters, entered into Share Sale Agreements with multiple purchasers for the disposal of 28,000,000 ordinary shares in the Company, representing its entire equity interest, for a total cash consideration of RM15,200,000, as follows:

●	5,600,000 shares to nine individual purchasers, representing 20% of the total shareholding, for an aggregate consideration of RM3.04 million;
●	15,400,000 shares to Perfect Energy Sdn. Bhd., representing 55% of the total shareholding, for a consideration of RM8.36 million;
●	7,000,000 shares to Antbiz Sdn. Bhd., representing 25% of the total shareholding, for a consideration of RM3.80 million.

Upon completion of the transaction, the Company will cease to be a wholly-owned subsidiary of Fitters. There have been no additional subsequent events that would require disclosure in, or adjustment to, the parent company financial statements as of and for the year ended December 31, 2025. On March 26, 2026, the conditions precedent in the Agreements have been fulfilled and hence become unconditional. Both the Company and the Purchasers have executed the registrable forms of transfer of securities and mutually agreed that the completion is effective on March 26, 2026.

Effective March 26, 2026, Perfect Energy Sdn. Bhd. Became the majority shareholder (55%) of the Company following completion of share sale agreements executed on March 16, 2026, pursuant to which Fitters Diversified Berhad disposed of its entire shareholding of 28,000,000 shares in the Company for aggregate consideration of RM 15,200,000. Subsequently, on 8 May 2026, Antbiz Sdn. Bhd. Disposed of 2,520,000 ordinary shares, representing 9% of the Company’s total issued shares, and 1,960,000 ordinary shares, representing 7% of the Company’s total issued shares, to two individual purchasers.

No other material subsequent events requiring disclosure or adjustment have been identified.